Putnam Money Market Fund
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. Information about sales charge discounts is available from your financial advisor and in the Appendix to the fund’s prospectus.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Money Market Fund		Class A	Class B	Class C	Class M	Class R	Class T
Management fees		0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Other expenses	[1]	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Total annual fund operating expenses		0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Money Market Fund - USD ($)		Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A		52	164	285	640
Class B	[1]	552	464	485	640
Class C		52	164	285	640
Class M		52	164	285	640
Class R		52	164	285	640
Class T		52	164	285	640
[1]	Reflects assessment of deferred sales charge assuming Class B shares were acquired by exchange from one or more other Putnam funds immediately after purchase of shares from such other fund(s).

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Putnam Money Market Fund | Class B | USD ($)	52	164	285	640